SCHEDULE OF BLACK-SCHOLES STOCK OPTIONS GRANTED (Details)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Contractual term (years)	5 years	5 years
Minimum [Member]
Risk free interest rate	0.42%	0.22%
Expected volatility	73.43%	73.61%
Maximum [Member]
Risk free interest rate	0.86%	0.33%
Expected volatility	83.28%	73.93%